Summary of Significant Accounting Policies: - Intangible assets (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 1,117,400	$ 1,114,490
Less: Accumulated amortization	291,434	232,060
Intangible assets, net	825,966	882,430
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	59,608
2022	59,608
2023	59,608
2024	59,608
2025	58,858
Impairment charges related to indefinite-lived intangible assets	$ 0	0	$ 0
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 941,648	941,305
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	13 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	20 years
Trademarks - Indefinite
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 85,603	85,517
Trademarks - Other
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 26,400	26,700
Trademarks - Other | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	5 years
Trademarks - Other | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	15 years
Technology and patents
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 63,749	$ 60,968
Technology and patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	7 years
Technology and patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life (Years)	12 years